Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000037625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 12,630.48	$ 15,552.32	$ 17,782.74	$ 21,120.05	$ 29,227.42	$ 21,872.48	$ 21,728.16	$ 25,841.27	$ 28,254.62	$ 31,076.22
C000166016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		12,721.78	15,764.51	18,125.89	21,651.61	30,138.21	22,686.8	22,679.91	27,133.3	29,838.37	33,012.45
C000004040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		12,579.26	15,415.33	17,543.48	20,729.46	28,550.29	21,260.3	21,016.51	24,876.46	27,266.7	30,071.73
C000004038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		12,005.14	14,811.87	16,979.23	20,218.87	28,050.58	21,040.91	20,958.13	24,984.2	27,384.79	30,201.97
C000004037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000.01		12,691.3	15,673.44	17,967.16	21,394	29,687.14	22,263.49	22,180.02	26,444.53	28,978.95	31,958.96
C000004036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,703.68	15,730.95	18,075.56	21,578.27	30,010.86	22,566.42	22,538.93	26,938.11	29,598.24	32,715.42
C000004057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000.01		11,728.59	12,476.51	12,517.39	12,107.46	17,060.05	18,100.84	17,269.86	20,456.4	21,279.47	25,853.63
C000004059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,474.99		11,079.04	11,752.21	11,761.77	11,353.68	15,951.44	16,886.79	16,061.53	18,975.23	19,698.51	23,872.77
C000004061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000.01		11,601.37	12,220.25	12,133.54	11,630.75	16,214.45	17,042.53	16,093.61	18,876.91	19,596.48	23,749.14
C000219259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000.01		11,728.59	12,476.51	12,517.39	12,107.91	17,070.02	18,121.12	17,284.45	20,485.31	21,319.32	25,917
C000037630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	9,999.99		13,843.11	18,754.38	20,101.64	28,368.96	43,925.84	32,703.23	34,339.58	46,892.82	54,176.78	89,368
C000216612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		13,917.54	18,949.45	20,419.09	28,964.35	45,113.66	33,786.1	35,673.05	48,986.11	56,923	94,424
C000004066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		13,771.53	18,565.93	19,813.58	27,811.7	42,850.24	31,750.45	33,170.1	45,074.13	52,210.23	86,332.57
C000004064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		13,149.19	17,862.69	19,200.71	27,155.73	42,153.22	31,466.09	33,123.4	45,335.61	52,513.11	86,833.41
C000004063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	9,999.99		13,883.88	18,871.2	20,281.85	28,684.02	44,531.43	33,241.85	34,989.35	47,898.81	55,477.4	91,732.96
C000004062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		13,917.54	18,949.45	20,419.09	28,957.71	45,066.64	33,725.52	35,589.22	48,836.39	56,694.1	93,958.9
C000004873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,115.54	12,374.36	10,050.56	7,133.37	9,534.15	15,729.29	14,063.13	17,810.77	16,445.6	23,226.4
C000004875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		9,541.5	11,630.35	9,399.06	6,644.74	8,848.32	14,538.83	12,944.56	16,317.38	15,011.76	21,116.91
C000004877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,000.04	12,093.71	9,707.07	6,819.49	9,005.42	14,693.56	12,994.11	16,268.04	14,966.37	21,053.03
C000037656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		12,038.48	14,528.99	15,013.33	18,307.59	25,068.39	22,994.12	24,150.4	32,147.88	37,706.75	51,515.92
C000198239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		12,090.93	14,634.67	15,206.44	18,656.67	25,671.68	23,678.69	25,012.33	33,468.13	39,477.29	54,239.4
C000004887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,987.83	14,393.32	14,796.38	17,958.97	24,469.2	22,330.91	23,334.55	30,909.08	36,344.34	49,780.94
C000004885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,456.16	13,853.78	14,354.79	17,548.24	24,089.35	22,149.5	23,319.54	31,119.9	36,592.21	50,120.43
C000004883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,131.25	14,714.87	15,272.05	18,727.5	25,757.46	23,748.76	25,082.53	33,546.64	39,536.15	54,300.61
C000004912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	9,999.98		11,144.09	12,716.37	13,619.39	17,449.21	20,806.48	20,074.74	20,534.02	23,320.1	21,971.97	25,732.83
C000004913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		11,113.6	12,645.31	13,501.57	17,246.43	20,503.15	19,722.48	20,113.08	22,776.69	21,390.02	24,975.5
C000004914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475.01		10,529.75	11,981.96	12,795.02	16,351.75	19,447.11	18,715.97	19,095.8	21,633.03	20,329.6	23,754.4
C000004916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,031.33	12,462.3	13,214.64	16,764.58	19,789.83	18,905.6	19,142.44	21,519.34	20,222.74	23,629.56
C000172900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000.02		11,156.28	12,743.4	13,659.91	17,521.27	20,912.94	20,199.34	20,679.2	23,507.24	22,166.2	25,989.99
C000037661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	9,999.99		11,075.98	12,563	13,376.35	17,036.96	20,190.15	19,362.31	19,683.84	22,218.59	20,804.79	24,222.43
C000037670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	9,999.99		11,674.26	12,640.68	11,678.22	11,166.65	15,551.3	13,896.2	14,527.62	17,404.91	20,172.06	24,781.97
C000198216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,752.12	12,793.31	11,879.61	11,425.31	16,002.09	14,375.83	15,116.93	18,208.49	21,228.12	26,214.13
C000023032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	9,999.99		11,627.9	12,532.98	11,521.34	10,962.77	15,190.98	13,511.05	14,056.59	16,757.14	19,462.36	23,970.9
C000023030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,106.23	12,059.31	11,164.91	10,705.17	14,948.48	13,393.41	14,038.63	16,862.22	19,584.39	24,121.19
C000023028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,752.12	12,793.31	11,874	11,414.55	15,979.55	14,348.97	15,080.96	18,156.99	21,149.72	26,098.87
C000103252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,471.98	11,848.29	10,366.4	9,670.82	14,193.39	17,946.87	14,993.15	16,837.27	17,746.26	24,959.54
C000103250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		9,893.11	11,185.5	9,751.04	9,076.96	13,285.61	16,766.69	13,956.98	15,648.75	16,440.87	23,090.95
C000103251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,361.45	11,611.45	10,048.3	9,288.84	13,497.77	16,899.43	13,969.05	15,546.59	16,333.53	22,940.17
C000198241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,471.98	11,862.95	10,371.59	9,695.75	14,213.82	17,995.08	15,028.79	16,905.75	17,826.72	25,096.82
C000166014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		12,073.72	14,481.38	13,478.35	13,577.43	22,080.39	18,361.22	17,314.84	21,608.97	21,663.21	31,384.62
C000124021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,947.39	14,175.88	13,066.53	13,013.1	20,954.68	17,237.5	16,082.4	19,869.19	19,856.45	28,673.85
C000124020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,417.99	13,645.25	12,668.63	12,725.34	20,621.74	17,099.55	16,077.76	20,003.69	19,990.86	28,867.97
C000124019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,083.62	14,479	13,481.49	13,564.07	22,056.79	18,331.69	17,277.32	21,541.95	21,585.86	31,256.7
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,748	13,462	13,929	15,675	22,363	21,757	22,290	28,533	32,451	41,812
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Accumulated Value	10,000		11,753	13,144	12,974	13,679	19,402	18,086	18,240	22,537	25,614	33,367
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,769	13,542	13,880	15,471	22,264	21,444	21,880	27,916	31,578	40,876
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Accumulated Value	10,000		11,644	12,572	11,850	11,516	15,940	14,286	14,723	17,450	19,776	24,285
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		11,668	13,817	14,767	17,281	23,810	19,355	20,468	24,952	30,750	33,173
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,466	12,411	12,591	12,385	17,881	18,048	17,227	20,968	22,836	29,355
MSCI All Country World Information Technology Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All-Country World Information Technology Index (Net)
Accumulated Value	10,000		13,457	16,983	16,991	22,616	33,508	31,520	35,862	47,869	54,812	91,522
MSCI All Country World Information Technology 10 40 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All-Country World Information Technology 10/40 Index (Net)
MSCI World Energy Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Energy Index (Net)
Accumulated Value	10,000		10,399	12,550	10,565	7,270	9,846	15,658	14,143	17,744	16,441	23,614
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,027	14,555	15,340	19,367	27,100	25,405	27,831	37,183	43,735	56,267
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Health Care Index
Accumulated Value	10,000		10,965	12,453	13,202	16,206	19,972	20,007	19,979	22,546	21,124	24,850
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Accumulated Value	10,000		9,755	10,830	9,491	7,872	11,511	16,329	12,658	14,043	14,281	20,060
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Accumulated Value	$ 10,000		$ 12,036	$ 14,535	$ 13,221	$ 12,766	$ 21,008	$ 17,455	$ 16,638	$ 19,985	$ 20,222	$ 28,934